UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-01920


                                  Stralem Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                 645 Madison Ave, 13th floor, New York NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


          _____________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:212-888-8123


Date of fiscal year end: December 31, 2004


Date of reporting period: December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. REPORTS TO STOCKHOLDERS.

STRALEM FUND

                    645 MADISON AVE, NEW YORK, NY 10022-1010
                            TELEPHONE: (212) 888-8123
                               FAX: (212) 888-8152


                                                       February 2005


Dear Shareholder,

As we settle into 2005, we would like to take this opportunity to report Stralem Fund's results for 2004 and share our current investment outlook.

As you know, Stralem Fund has two series. Stralem Equity Fund invests in U.S. large capitalization equities. Stralem Balanced Fund holds a combination of U.S. large capitalization equities and U.S. government securities.

Performance
-----------

As you can see from the numbers below, in 2004, Stralem Equity Fund returned 15.05% before taxes, outperforming the S&P 500 Index by 4.19% after fees. Stralem Balanced Fund returned 6.16% which was more than half (57%) of the return of the S&P 500 Index despite maintaining approximately 50% of the portfolio in fixed income.


                                         Annualized Returns Ending 12/31/04
                                            1 Year    5 Years    10 Years

Stralem Equity Fund                         15.05%     1.72%*      n/a
Stralem Balanced  Fund                       6.16%     1.61%       9.65%

S&P 500 Index                               10.86%    -2.30%      12.07%
* Since inception 1/18/00


PERFORMANCE NOTES: Stralem Fund is advised by and distributed exclusively through Stralem & Company, Inc., an independent, SEC registered investment adviser established in 1966. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Portfolios can suffer losses as well as gains. Performance results are calculated on a total return basis, which includes all income from dividends and interest and realized and unrealized gains or losses. Assuming dividends are reinvested, the growth in dollars of an investment in a period can be computed using these rates of return. Performance results for the Stralem Funds are stated after management fees and expenses (net) but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. Investors are urged to consider each fund's investment objectives, risks, charges and expenses of the investment company carefully before investing. The Stralem Fund prospectus contains a complete discussion of these factors and other information and should be read carefully before investing. For performance data current to the most recent month end or to receive a prospectus, please call 212-888-8123 collect.

The S&P 500 Index is used to indicate the type of investment environment existing during the time periods shown. The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. It is shown with dividends included and reflects no deduction for fees, expenses or taxes.

Since its inception in January 2000 through year end 2004, a $10,000 investment in Stralem Equity Fund (after fees) would have grown by 8.9% outperforming a $10,000 investment in the S&P 500 (no fees) which would have declined by almost 11%:


                                 BAR CHART OMITTED

                      STRALEM EQUITY FUND VS. S&P 500 Index
                                Growth of $10,000
                                    1995-2004


                                                     Stralem Equity
                                        S&P                    Fund

                  2000              $10,775                 $11,505
                  2001              $13,855                 $13,684
                  2002              $18,476                 $10,750
                  2003              $22,719                 $10,303
                  2004              $31,256                 $10,890

Source: Stralem



Over the past ten years, a $10,000 investment in Stralem Balanced Fund (after fees), would have grown by 151% and achieved 80% of the value of a $10,000 investment in the S&P 500 (no fees):



                                BAR CHART OMITTED

                    STRALEM BALANCED FUNDVS. S&P 500 Index
                                Growth of $10,000
                                    1995-2004


                                Stralem Balanced
                                            Fund                 S&P

                  1995                   $10,616             $11,088
                  1996                   $11,785             $14,268
                  1997                   $11,140             $11,115
                  1998                   $10,670              $9,793
                  1999                   $10,831              $8,902
                  2000                   $12,422             $10,775
                  2001                   $15,491             $13,855
                  2002                   $18,685             $18,476
                  2003                   $20,034             $22,719
                  2004                   $25,132             $31,256

Source: Stralem

Investment Review and Portfolio Adjustments
-------------------------------------------

The portfolio is divided into two Sectors: Up Market and Down Market (or Fixed Income in the Balanced Fund). The Up Market sector is further divided into three categories: New Industry, New Product, and Dominant Firm. The Down Market sector is further divided into two categories: Low Ratio of Price to Cash Flow and High Dividend Yield.

During 2004, the portfolio remained approximately evenly split between the Up Market and Down Market (or Fixed Income) sectors. However, during the course of the year, we significantly reallocated the portfolio weightings within and among the categories underlying the two sectors.

Up Market Sector
----------------

Overall, our Up Market sector performed in line with the S&P 500 Index for the year. In the New Products category, we reduced our position in Medtronics by half and added half a position in Boston Scientific in order to diversify our exposure to the medical device market. Within the Dominant Firm category, we reduced our exposure to consumer-dependent companies and increased our exposure to healthcare and insurance. We sold our positions in Clorox, General Electric, Proctor & Gamble and Wal-Mart and purchased United Healthcare and AIG. We also added McDonald's to the portfolio. The Dominant Firm category delivered a total return of 20% for the year; New Industry and the New Products were each up 3%.

Down Market Sector
------------------

Overall, the Down Market sector returned twice the performance of the S&P 500 Index. We reduced our exposure to the High Yield category and increased our allocation to the Low Ratio of Price to Cash Flow category allowing us to benefit even more from the out-performance of natural resources companies in this category. In the High Yield category, we trimmed positions in Altria, Ameren Corp., Con Edison, Keyspan Corp., Progress Energy and Southern Company. Within the Low Ratio of Price to Cash Flow category, we sold half of our positions in Burlington Resources and Occidental Petroleum and added new positions in Kerr McGee and Sunoco. We also sold our position in ConAgra and replaced it with Sara Lee further diversifying our exposure in this category. The Low Ratio of Price to Cash Flow category delivered 35% returns for the year and the High Dividend Yield category produced returns over 12%.

Within the Down Market sector in the Balanced Fund, we shortened the average maturity of the U.S. Treasury holdings. Our average duration is now approximately 2.5 years.

In summary, our performance was driven by the Dominant Firm and the Low Ratio of Price to Cash Flow categories. The market gained most where we were the most focused and least where we were the least concentrated.

Investment Outlook
------------------

As has been the case for more than two years, companies continue to strengthen balance sheets and improve cash positions, somewhat at the expense of growth. Today's anomalous preference for holding financial assets over expanding operations is an indication to us that businesses lack confidence in the future profitability of their potential ventures. Factors including oil prices, international tensions, large fiscal and trade deficits, and consumer indebtedness are clearly weighing on decision makers. Competition from Asian and Indian companies not saddled by pension, healthcare, unions, and litigation costs has increased pressure. With less than 40% of the price increases in raw materials (as measured by the PPI - producer price index) passed on to the consumer (as measured by the CPI - consumer price index), pricing pressures are not likely to abate. Even with sound financials, the "American Company" is struggling to sustain market share and does not appear willing to make the investments necessary to grow it at this time.

We become even more concerned about the prospects for continued growth in GDP based on the continued lack of domestic employment, stagnant wages, a weakened dollar, and our twin deficits. It is our belief that sustainable growth cannot be built on an indebted consumer, a virtually non-existent savings rate nor gapping fiscal and trade deficits. We did not see sufficient evidence to support the market's advance--particularly the 9% gain in the fourth quarter alone and we remain concerned with the enthusiasm that has taken hold.

With regard to the bond market, while we remain in a low inflationary environment, the burden of government debt coupled with the continued weakness in the U.S. dollar suggests increasing volatility and interest rates.

What we see on the horizon serves to reinforce the defensive posture we currently have in place. As a result, the portfolios are likely to continue to remain approximately evenly split between "Up Market" and "Down Market or Fixed Income".

Please do not hesitate to contact us with any questions.



Sincerely,



Philippe E. Baumann
President

                                  STRALEM FUND

                              Stralem Balanced Fund
                               Stralem Equity Fund


                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
Stralem Fund
New York, New York


We have audited (i) the accompanying statements of assets and liabilities, including the portfolio of investments in securities, of Stralem Fund consisting of the Stralem Balanced Fund and the Stralem Equity Fund as of December 31, 2004, (ii) the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended of the Stralem Balanced Fund and (iii) the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the four years in the period then ended and for the period January 18, 2000 (inception) through December 31, 2000 of the Stralem Equity Fund. These financial statements and condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information enumerated above present fairly, in all material respects, (i) the financial position of each of the Stralem Balanced Fund and the Stralem Equity Fund constituting the Stralem Fund as of December 31, 2004, (ii) the results of operations of the Stralem Balanced Fund for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its condensed financial information for each of the five years in the period then ended and (iii) the results of operations of the Stralem Equity Fund for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its condensed financial information for each of the four years in the period then ended and for the period January 18, 2000 (inception) through December 31, 2000, all in conformity with standards of the Public Company Accounting Oversight Board (United States).



Eisner LLP

New York, New York
January 24, 2005

STRALEM FUND
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004


                                                                        Stralem Balanced     Stralem Equity
                                                                             Fund                 Fund
-------------------------------------------------------------           ----------------     --------------
ASSETS
Investments, at market value
   Common stocks                                                          $ 34,135,965        $ 46,112,112
   United States Government obligations                                     29,698,751           1,597,594
   Money Market mutual funds                                                 1,747,945           1,276,452
                                                                          ------------        ------------

                                                                            65,582,661          48,986,158

Interest and dividends receivable                                              249,027              67,921
Cash and other                                                                   8,299               4,530
                                                                          ------------        ------------

                                                                            65,839,987          49,058,609
                                                                          ------------        ------------

LIABILITIES
   Payable for shares reacquired                                             2,404,351           1,506,091
   Accrued expenses                                                            189,390             206,861
   Dividends payable                                                         6,179,350             319,650
                                                                          ------------        ------------

                                                                             8,773,091           2,032,602
                                                                          ------------        ------------

Net assets applicable to outstanding shares of
beneficial interest                                                       $ 57,066,896        $ 47,026,007
                                                                          ============        ============

Net asset value per share - based on 4,291,215.359
shares (Stralem Balanced Fund) and 450,211.080 shares
(Stralem Equity Fund) of beneficial interest
outstanding (offering price and redemption price)                         $      13.30        $     104.45

Analysis of net assets:
   Paid-in capital                                                        $ 45,780,393        $ 45,148,892
   Undistributed ordinary income                                               275,202               5,752
   Net undistributed capital gains (losses)                                      4,067          (5,866,112)
   Net unrealized appreciation                                              11,007,234           7,737,475
                                                                          ------------        ------------

                                                                          $ 57,066,896        $ 47,026,007
                                                                          ============        ============



See notes to financial statements                                                                         2

STRALEM BALANCED FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2004

     Number of
  Shares/Face Value                                                 Market Value
  -----------------                                                 ------------

                 Common stocks (52.05%):
                   Computer Software and Services (5.49%):
    *37,200          Computer Sciences Corp.                          $2,096,964
     56,200          Microsoft Corp.                                   1,501,102
                   Drugs (2.03%):
     49,400          Pfizer Inc.                                       1,328,366
                   Financial Services Diversified (11.88%):
     33,400          American International Group                      2,193,378
     43,000          Loews Corporation                                 3,022,900
     40,700          MBIA, Inc.                                        2,575,496
                   Health Care Plans (5.22 %):
     38,900          UnitedHealth Group, Inc.                          3,424,367
                   Home Appliances (3.89%):
     36,900          Whirlpool Corp.                                   2,553,849
                   Medical Supplies (7.89%):
     38,900          Abbott Laboratories                               1,814,685
    *23,800          Boston Scientific Corp.                             846,090
     27,200          Johnson & Johnson                                 1,725,024
     15,900          Medtronic Inc.                                      789,753
                   Restaurants (4.26%):
     87,100          McDonald's Corporation                            2,792,426
                   Retail Building Supplies (8.85%):
     69,500          Home Depot, Inc.                                  2,970,430
     49,200          Lowe's Companies, Inc.                            2,833,428
                   Semiconductor (2.54%):
     71,300          Intel Corporation                                 1,667,707
                                                                      ----------

                                                                      34,135,965
                                                                      ----------

                 United States Government obligations (45.28%):
                   Treasury and notes (44.52%):
 $2,000,000          February 15, 2006; 5.625%                         2,062,500
$11,300,000          February 15, 2007; 2.25%                         11,112,844
 $2,000,000          May 15, 2008; 2.625%                              1,956,250
$13,000,000          May 15, 2009; 5.5%                               14,068,438

                   Treasury bills (0.76%):
   $500,000          February 17, 2005                                   498,719
                                                                     -----------

                                                                      29,698,751
                                                                     -----------
                 Money market mutual funds (2.67%):
                   Dreyfus New York Muni Money Market Fund             1,747,945
                                                                     -----------

Total Portfolio (cost $54,575,427)                                   $65,582,661
                                                                     ===========

*Non-income producing


See notes to financial statements                                             3

STRALEM EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2004

 Number of Shares                                                   Market Value
 ----------------                                                   ------------

                 Common stocks (94.14%):
                   Computer Software and Services (4.88%):
    *23,800          Computer Sciences Corp.                          $1,341,606
     39,250          Microsoft Corp.                                   1,048,368
                   Drugs (2.38%):
     43,300          Pfizer Inc.                                       1,164,337
                   Electric Utility (Central) (3.17%):
     31,000          Ameren Corp.                                      1,554,340
                   Electric Utility (East) (9.66%):
     34,200          Consolidated Edison, Inc.                         1,496,250
     37,200          Progress Energy, Inc.                             1,682,928
     46,300          Southern Co.                                      1,551,976
                   Financial Services Diversified (16.19%):
     28,600          American International Group                      1,878,162
     31,850          Federal Home Loan Mortgage Corporation            2,347,345
     27,300          Loews Corporation                                 1,919,190
     28,200          MBIA, Inc.                                        1,784,496
                   Food Processing (4.30%):
     87,300          Sara Lee Corporation                              2,107,422
                   Gas Utilities (3.05%):
     37,900          KeySpan Corporation                               1,495,155
                   Health Care Plans (4.22%):
     23,500          UnitedHealth Group, Inc.                          2,068,705
                   Home Appliance (3.74%):
     26,450          Whirlpool Corp.                                   1,830,605
                   Medical Supplies (7.18%):
     25,600          Abbott Laboratories                               1,194,240
    *17,350          Boston Scientific Corp.                             616,793
     18,450          Johnson & Johnson                                 1,170,099
     10,800          Medtronic Inc.                                      536,436
                   Petroleum Integrated (15.67%):
     39,800          ChevronTexaco Corporation                         2,089,898
     36,400          Kerr-McGee Corporation                            2,103,556
     18,200          Occidental Petroleum Corp.                        1,062,152
     29,600          Sunoco, Inc.                                      2,418,616
                   Petroleum Producing (2.26%):
     25,400          Burlington Resources, Inc.                        1,104,900
                   Restaurants (3.83%)
     58,600          McDonald's Corporation                            1,878,716
                   Retail Building Supplies (7.64%):
     45,200          Home Depot, Inc.                                  1,931,848
     31,400          Lowe's Companies, Inc.                            1,808,326
                   Semiconductors (2.49%):
     52,200          Intel Corporation                                 1,220,957
                   Tobacco and Food (3.48%):
     27,900          Altria Group, Inc.                                1,704,690
                                                                     -----------

                                                                      46,112,112
                                                                     -----------
                 United States Treasury Bills (3.26%):
    600,000        January 6, 2005                                       599,815
  1,000,000        February 10, 2005                                     997,779
                                                                     -----------

                                                                       1,597,594

                 Money market mutual funds (2.60%):
                   Dreyfus New York Muni Money Market Fund             1,276,452
                                                                     -----------

Total Portfolio (cost $41,248,683)                                   $48,986,158
                                                                     ===========
*Non-income producing


See notes to financial statements                                              4

STRALEM FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004


                                                             Stralem Balanced    Stralem Equity
                                                                   Fund               Fund
                                                             ----------------    --------------
Investment income:
  Interest                                                     $ 1,352,936        $    16,035
  Dividends                                                        549,701          1,066,175
                                                               -----------        -----------

                                                                 1,902,637          1,082,210
                                                               -----------        -----------


Expenses:
  Investment advisory                                              600,428            609,894
  Legal fees                                                        65,220             62,820
  Auditing fees                                                     32,961             33,340
  Administration                                                    25,000             39,030
  Trustees' fees                                                     1,375              1,375
  Taxes                                                              3,588             (1,304)
  Miscellaneous                                                      7,072              7,871
                                                               -----------        -----------

                                                                   735,644            753,026

Net investment income                                            1,166,993            329,184
                                                               -----------        -----------

Net realized gain from security transactions                     5,024,739            923,215
Net (decrease) increase in unrealized appreciation
of investments                                                  (2,366,415)         4,844,263

                                                               -----------        -----------

Net gain on investments                                          2,658,324          5,767,478
                                                               -----------        -----------

Net increase in net assets resulting from operations           $ 3,825,317        $ 6,096,662
                                                               ===========        ===========


See notes to financial statements                                              5

STRALEM FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                          Stralem Balanced Fund               Stralem Equity Fund
                                                         Year Ended December 31,             Year Ended December 31,
                                                           2004             2003              2004              2003
                                                       ------------     ------------      ------------      ------------

Operations:
    Net investment income                              $  1,166,993     $  1,022,049      $    329,184      $    236,273
    Net realized gain (loss) from security
       transactions                                       5,024,739        1,682,663           923,215        (1,586,380)
    Net (decrease) increase in unrealized
       appreciation of investments                       (2,366,415)       2,956,996         4,844,263         6,527,336
                                                       ------------     ------------      ------------      ------------

                                                          3,825,317        5,661,708         6,096,662         5,177,229
                                                       ------------     ------------      ------------      ------------

Distributions to shareholders:
    Investment income                                    (1,158,630)        (998,647)         (319,650)         (229,557)
    Realized gains                                       (5,020,720)      (1,682,663)                0                 0
                                                       ------------     ------------      ------------      ------------

                                                         (6,179,350)      (2,681,310)         (319,650)         (229,557)
                                                       ------------     ------------      ------------      ------------

Capital share transactions:
    Proceeds from shares sold                            10,146,633       11,326,936        10,801,663         4,729,889
    Proceeds from reinvestments of dividends              2,029,521        1,004,292           188,104           285,330
    Cost of shares redeemed                              (7,516,311)      (6,406,840)       (2,025,164)       (4,187,292)
                                                       ------------     ------------      ------------      ------------

                                                          4,659,843        5,924,388         8,964,603           827,927
                                                       ------------     ------------      ------------      ------------

Increase in net assets                                    2,305,810        8,904,786        14,741,615         5,775,599
Net assets at January 1                                  54,761,086       45,856,300        32,284,392        26,508,793
                                                       ------------     ------------      ------------      ------------

Net assets at December 31                              $ 57,066,896     $ 54,761,086      $ 47,026,007      $ 32,284,392
                                                       ============     ============      ============      ============

Accumulated undistributed net investment
    income (loss) at end of year                       $    275,202     $    266,839      $      5,752      $     (3,782)
                                                       ============     ============      ============      ============

Number of trust shares:
    Sold                                                726,080.465          826,235        114,687.747            56,902
    Issued on reinvestment of dividends                 147,280.214           76,314          2,066.843             3,585
    Redeemed                                           (525,248.320)        (452,997)       (19,708.510)          (49,831)
                                                       ------------     ------------       ------------      ------------

    Net increase in shares outstanding                  348,112.359          449,552         97,046.080            10,656
                                                       ============     ============       ============      ============



See notes to financial statements                                                                                       5

STRALEM FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2004


NOTE A - ORGANIZATION

Stralem Balanced Fund (the "Balanced Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Balanced Fund and Equity Fund are non-diversified, open-ended management investment companies. The Balanced Fund's investment objective is to realize both income and capital appreciation to maximize total return. The Equity Fund's investment objective is long-term capital appreciation.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]   Security valuation:

      Investments in securities are valued at the last reported sales price on the last business day of the period; if there have been no sales for any business day, a security is valued at the last reported sale price. United States Treasury notes are valued at last reported sale price; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices. United States Treasury bills (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value. Call options written are valued at the last reported sales price of the day; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices.

[2]   Federal income taxes:

      Each fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]   Use of estimates:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]   Other:

      Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

      When an option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments.

      Distributions to shareholders presented in the Statements of Changes in Net Assets represent their tax character.

STRALEM FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2004


NOTE C - COVERED CALL OPTIONS WRITTEN

Transactions in options written during the year ended December 31, 2004, were as follows:


                                            Stralem Balanced Fund             Stralem Equity Fund
                                          ------------------------         ------------------------
                                          Number of       Premiums         Number of       Premiums
                                          Contracts       Received         Contracts       Received

       Options outstanding at
           December 31, 2003                     0        $      0                0        $      0
       Options written                         270          37,232              320          52,880
       Options terminated in closing
           purchase transactions              (270)        (37,232)            (320)        (52,880)
       Options expired                           0               0                0               0
       Options exercised                         0               0                0               0
                                          --------        --------         --------        --------
       Options outstanding at
           December 31, 2004                     0        $      0                0        $      0
                                          ========        ========         ========        ========

NOTE D - INVESTMENT ADVISORY AGREEMENT

The Balanced Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Adviser") that provides for a quarterly fee of .25 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Balanced Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately .75 of .1% and .50 of 1%, respectively, annually). In addition, the Balanced Fund reimburses the Investment Adviser for its expenses attributable to the administration of the Balanced Fund, including a proportionate part of the compensation of the employees of the Investment Adviser who perform services, other than investment advisory services, for the Balanced Fund. Such reimbursement is limited by the contract to $25,000 per annum. Included in accrued expenses at December 31, 2004 is $151,774 for investment advisory fees. The Investment Adviser also acts as broker-dealer to the Balanced Fund. The Balanced Fund places all of its brokerage transactions with the Investment Adviser who in turn, executes these transactions with Pershing LLC, the Trust's custodian. During the year ended December 31, 2004, the Balanced Fund's brokerage commissions amounted to approximately $81,000, of which approximately $14,000 was paid to Pershing LLC.

The Equity Fund has an investment advisory contract with the Investment Adviser that provides for a quarterly fee of .375 of 1% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Equity Fund for the first $100,000,000 of net asset value, decreasing to a quarterly rate of .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Adviser for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Adviser who perform services, other than investment advisory services, for the Equity Fund. Included in accrued expenses at December 31, 2004 are $174,260 for investment advisory fees and $6,027 for administration expenses. The Investment Adviser also acts as broker-dealer to the Equity Fund. The Equity Fund places all of its brokerage transactions with the Investment Adviser who in turn, executes these transactions with Pershing LLC, the Trust's custodian. During the year ended December 31, 2004, the Equity Fund's brokerage commissions amounted to approximately $42,000, of which approximately $18,000 was paid to Pershing LLC.

Certain officers and a trustee of the Trust are also officers of the Investment Adviser.

STRALEM FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2004


NOTE E - INVESTMENT TRANSACTIONS

                                            Stralem Balanced     Stralem Equity
                                                  Fund                Fund
                                            ----------------     --------------

 [1] Gross unrealized appreciation at
     December 31, 2004                         $11,732,652        $8,715,076
     Gross unrealized (depreciation) at
     December 31, 2004                            (725,418)         (977,601)
                                               -----------        ----------

     Net unrealized appreciation               $11,007,234        $7,737,475
                                               ===========        ==========

 [2] Purchases*                                $34,116,489       $18,992,173
     Sales*                                     26,294,256         9,808,268

     *Excluding short-term securities


NOTE F - FEDERAL TAX INFORMATION

At December 31, 2004 the Equity Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

      Expiring
     December 31,                 Amount
     ------------               ---------

         2009                    $ 163,346
         2010                    4,116,386
         2011                    1,586,380
                                ----------

                                $5,866,112
                                ==========


NOTE G - DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2004 the components of distributable earnings on a tax basis were as follows:

                                             Stralem Balanced    Stralem Equity
                                                   Fund               Fund
                                             ----------------    --------------

     Undistributed ordinary income               $ 275,202         $   5,752
     Net unrealized appreciation                11,007,234         7,737,475
     Net undistributed capital gains (losses)        4,067        (5,866,112)
                                               -----------        ----------

                                               $11,286,503        $1,877,115
                                               ===========        ==========

STRALEM FUND
--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION
(for a share outstanding throughout the year)


                                                       Stralem Balanced Fund
                                  ---------------------------------------------------------------------
                                                       Year Ended December 31,
                                  ---------------------------------------------------------------------
                                     2004            2003         2002           2001            2000
                                  ---------        -------      ---------      ---------       --------
Net asset value,
  beginning of period             $   13.89        $ 13.13      $   14.27      $   15.37       $  16.56
                                  ---------        -------      ---------      ---------       --------
Income (loss) from
investment operations:
    Net investment income               .27            .43            .35            .34            .46
    Net gains (losses)
      on securities                     .58           1.01          (1.13)          (.99)          (.22)
                                  ---------        -------      ---------      ---------       --------

Total from investment
  income (loss)                         .85           1.44           (.78)          (.65)           .24
                                  ---------        -------      ---------      ---------       --------

Less distributions:
    Dividends from net
    investment income                  (.27)          (.43)          (.34)          (.34)          (.44)
    Distributions from
    capital gains                     (1.17)          (.25)          (.02)          (.11)          (.99)
                                  ---------        -------      ---------      ---------       --------

Total distributions                   (1.44)          (.68)          (.36)          (.45)         (1.43)
                                  ---------        -------      ---------      ---------       --------

Net asset value,
  end of period                   $   13.30       $  13.89      $   13.13      $   14.27       $  15.37
                                  =========       ========      =========      =========       ========

Total return                           6.16%         11.01%         (5.47)%        (4.22)%         1.51%

Ratios/supplemental data:
    Net assets, end of
    period (in thousands)         $  57,067       $ 54,761      $  45,856      $  51,130       $ 50,130
    Ratio of expenses to
    average net assets                 1.18%          1.25%          1.18%          1.17%          1.11%
    Ratio of net investment
    income to average net
      assets                           1.86%          1.90%          2.30%          2.28%          2.40%
    Portfolio turnover rate           45.00%         21.00%         19.00%         20.00%         30.00%


                                                             Stralem Equity Fund
                                      ---------------------------------------------------------------------
                                                            Year Ended December 31,
                                      ---------------------------------------------------------------------
                                         2004          2003           2002           2001           2000*
                                      ---------      ---------      ---------      ---------      ---------
Net asset value,
  beginning of period                 $   91.41      $   77.40      $   99.70      $  104.80      $  100.00
                                      ---------      ---------      ---------      ---------      ---------
Income (loss) from
investment operations:
    Net investment income                   .72            .67            .96            .77            .53
    Net gains (losses)
      on securities                       13.03          13.99         (22.33)         (5.13)          4.89
                                      ---------      ---------      ---------      ---------      ---------

Total from investment
  income (loss)                           13.75          14.66         (21.37)         (4.36)          5.42
                                      ---------      ---------      ---------      ---------      ---------

Less distributions:
    Dividends from net
    investment income                      (.71)          (.65)          (.93)          (.74)          (.62)
    Distributions from
    capital gains                            --             --             --             --             --
                                      ---------      ---------      ---------      ---------      ---------

Total distributions                        (.71)          (.65)          (.93)          (.74)          (.62)
                                      ---------      ---------      ---------      ---------      ---------

Net asset value,
  end of period                       $  104.45      $   91.41      $   77.40      $   99.70      $  104.80
                                      =========      =========      =========      =========      =========

Total return                              15.05%         18.94%        (21.44)%        (4.16)%         5.70%**

Ratios/supplemental data:
    Net assets, end of
    period (in thousands)             $  47,026      $  32,284      $  26,509      $  32,767      $  32,599
    Ratio of expenses to
    average net assets                     1.86%          2.00%          1.79%          1.78%          1.84%
    Ratio of net investment
    income to average net
      assets                                .81%           .81%          1.03%           .77%           .61%
    Portfolio turnover rate               26.00%         25.00%         29.00%         21.00%          5.00%



*Period from January 18, 2000 (inception) to December 31, 2000.
**Total return on annualized basis.


Note: The returns shown do not reflect the deduction for taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


See notes to financial statements                                             10

STRALEM FUND
--------------------------------------------------------------------------------


                           DISCLOSURE OF FUND EXPENSES

                                     Example

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses which are deducted from each funds' gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

                                 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs in investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Stralem Balanced Fund
---------------------
                           ---------------------------------------------------
                            Beginning        Ending Account       Expenses
                            Account Value    Value 12/31/04       Paid During
                            7/1/04                                Period *
-----------------------------------------------------------------------------
        Actual                $1,000.00         $1,024.90          $6.08
-----------------------------------------------------------------------------
Hypothetical (5% return       $1,000.00         $1,019.10          $6.05
before expenses)
-----------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/366.

STRALEM FUND
------------------------------------------------------------------------------


Stralem Equity Fund
-------------------
                           ---------------------------------------------------
                             Beginning        Ending Account       Expenses
                             Account Value    Value 12/31/04       Paid During
                             7/1/04                                Period *
------------------------------------------------------------------------------
          Actual              $1,000.00         $1,131.90          $6.32
------------------------------------------------------------------------------
Hypothetical (5% return       $1,000.00         $1,031.40          $9.50
before expenses)
------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 184/366.

STRALEM FUND
--------------------------------------------------------------------------------


                                  STRALEM FUND

                                    OFFICERS

                         Philippe E. Baumann, President
                        Philippe Labaune, Vice President
                          Adam Abelson, Vice President
                   Hirschel B. Abelson, Secretary & Treasurer
                 Joann Paccione, Assistant Treasurer/Secretary/
                            Chief Compliance Officer

                                    Trustees

                               Philippe E. Baumann
                               Kenneth D. Pearlman
                                Michael T. Rubin
                                 Jean Paul Ruff

                               Investment Adviser

                         Stralem & Company, Incorporated
                               645 Madison Avenue
                               New York, NY 10022

                                     Office

                               645 Madison Avenue
                               New York, NY 10022
                            Telephone (212) 888-8123
                               Fax (212) 888-8152




      This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. Portfolios can suffer losses as well as gains.

      A description of Stralem Fund's proxy voting policies and procedures is available, without charge, upon request by calling Stralem collect at 212-888-8123 or on the SEC's website at http://www.sec.gov. Each Fund's proxy voting record for the one-year period ended June 30, 2004 is available from the SEC's website at www.sec.gov or upon request by calling Stralem at the above number.

      The Funds' Form N-Q containing a complete schedule of portfolio holdings for the third quarter of 2004 is available on the SEC's website at http://www.sec.gov or is available upon request, without charge, by calling Stralem collect at 212-888-8123.Thereafter, each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.


Item 2. CODE OF ETHICS.

      The registrant has adopted a code of ethics. See attached Exhibit 10 (a)

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Upon careful review of the credentials of the Audit Committee members, the registrant's Board of Trustees has determined that although the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Audit Committee, no one member meets the technical definition of a "financial expert" as defined in Item 3 of Form N-CSR.

      After discussion and evaluation of the accounting environment in which the registrant operates, the Audit Committee members determined that it is not essential that the Trust appoint an additional trustee who would qualify as an Audit Committee expert. If the Audit Committee members determine that it is necessary to obtain the advice of an Audit Committee expert, they will consider appointing such a person.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees: The aggregate fees billed are $93,000 for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
      (b) Audit-Related Fees: The aggregate fees billed by the principal accountant to the registrant for the last two fiscal years are $12,100 for services related to compliance with the Patriot Act and Sarbanes-Oxley.
      (c) Tax Fees: The aggregate tax fees billed by the principal accountant to the registrant for the last two fiscal years are $22,800.These fees are for services related to tax planning, compliance and preparation of tax returns for the registrant.
      (d)   All Other Fees: None
      (e) (1) Before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. All non-audit services are pre-approved by the audit committee, in accordance with its' policies and procedures. (2) All of the services described in each of paragraphs (b) through (c) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
      (f) All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year end were performed by the principal accountant's full-time, permanent employee.
      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser for the last two fiscal years of the registrant were $83,000.
      (h) The registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser which did not require pre-approved is compatible with maintaining the auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        The Registrant has a separately-designated Audit Committee whose members are Kenneth Pearlman, Jean Paul Ruff and Michael Rubin.

ITEM 6. SCHEDULE OF INVESTMENTS.
        Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.
      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

      (a)   (1) Code of Ethics

      (a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stralem Fund


By (Signature and Title)*  /s/ Philippe E. Baumann
                          ----------------------------------
                          Philippe E. Baumann, President
                          (Principal Executive Officer)

Date February 25, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Hirschel B. Abelson
                          -----------------------------
                          Hirschel B. Abelson
                          (Principal Financial Officer)

Date February 25, 2005

                                  CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Philippe E. Baumann, certify that:

1.  I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

        a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial report; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees:

        a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 25, 2005


/s/ Philippe E. Baumann
---------------------------
Philippe E. Baumann
Principal Executive Officer

                                  CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Philippe E. Baumann, certify that:

1.  I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

        e) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        f) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        g) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        h) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial report; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees:

        a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 25, 2005

/s/ Hirschel B. Abelson
---------------------------
Hirschel B. Abelson
Principal Financial Officer

                                  CERTIFICATION
                             Pursuant to Section 906
                        of the Sarbanes-Oxley Act of 2002


         The undersigned, the President of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2003 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

         1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.


Dated:  February 25, 2005


                                              /s/ Philippe E. Baumann
                                              ---------------------------
                                              Philippe E. Baumann
                                              Principal Executive Officer

                                  CERTIFICATION
                             Pursuant to Section 906
                        of the Sarbanes-Oxley Act of 2002


         The undersigned, the Chief Financial Officer of Stralem Fund(the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2003 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

         1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.


Dated:  February 25, 2005



                                              /s/ Hirschel B. Abelson
                                              ---------------------------
                                              Hirschel B. Abelson
                                              Principal Financial Officer